UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

FORM N-Q

SEPTEMBER 30, 2016

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 77.9%
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.8%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	740,000		$742,775	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds	4.125%	9/15/21	360,000		364,500	(a)(b)
IHO Verwaltungs GmbH, Senior Secured Bonds	4.750%	9/15/26	620,000		624,650	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	920,000		979,000	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000		210,750	(a)

Total Auto Components					2,921,675

Diversified Consumer Services - 1.0%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	1,020,000		1,042,950	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	150,677	(c)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,310,000		1,431,175	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	700,000		745,500

Total Diversified Consumer Services					3,370,302

Hotels, Restaurants & Leisure - 4.3%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	320,000		336,000	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,443,797		1,443,797	(a)(b)(d)(e)
Brinker International Inc., Senior Notes	5.000%	10/1/24	520,000		528,048	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	990,000		1,075,387
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	650,000		659,750	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	900,000		969,750
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	430,000		440,191	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,300,000		1,365,130	(a)
Landry’s Inc., Senior Notes	6.750%	10/15/24	990,000		1,009,800	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	882,000	GBP	1,048,778	(c)(f)
MGM Resorts International, Senior Notes	4.625%	9/1/26	920,000		901,600
Mohegan Tribal Gaming Authority, Senior Notes	7.875%	10/15/24	840,000		840,000	(a)
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	380,000		381,900	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	540,000		548,100	(a)
Pizzaexpress Financing 2 PLC, Senior Secured Bonds	6.625%	8/1/21	760,000	GBP	964,140	(c)
Pizzaexpress Financing 2 PLC, Senior Secured Bonds	6.625%	8/1/21	140,000	GBP	177,605	(a)
Thomas Cook Finance PLC, Senior Bonds	6.750%	6/15/21	860,000	EUR	992,648	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	30,000		30,900	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,290,000		1,212,600	(a)

Total Hotels, Restaurants & Leisure					14,926,124

Household Durables - 1.9%
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	600,000		601,859
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,270,000		1,296,988	(a)(b)
PulteGroup Inc., Senior Notes	5.500%	3/1/26	570,000		601,350
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	1,449,000		1,449,000	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	1,150,000		1,207,500
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	160,000		165,600
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,380,000		1,343,775	(a)

Total Household Durables					6,666,072

Leisure Products - 0.2%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,050,000		787,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	810,000		$860,625	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,880,000		2,077,400	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	640,000		776,736	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,370,000		1,358,013
DISH DBS Corp., Senior Notes	7.750%	7/1/26	590,000		628,350	(a)
Entertainment One Ltd., Senior Secured Bonds	6.875%	12/15/22	350,000	GBP	494,481	(a)
Gray Television Inc., Senior Notes	5.875%	7/15/26	250,000		252,500	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	1,430,261		564,953	(b)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	1,030,000		957,900	(a)
MediaNews Group Inc.	12.000%	12/31/18	428,000		428,000	(d)(e)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,060,220		588,422	(a)(b)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	1,550,000		1,545,663	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	1,750,000		1,791,020	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	2,160,000		1,990,500
Virgin Media Finance PLC, Senior Notes	7.000%	4/15/23	690,000	GBP	946,327	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	990,000	GBP	1,340,931	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	950,000		951,188	(a)

Total Media					17,553,009

Multiline Retail - 0.9%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,970,000		2,130,063
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	830,000		697,200	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	370,000		292,300	(a)(b)

Total Multiline Retail					3,119,563

Specialty Retail - 1.3%
GameStop Corp., Senior Notes	5.500%	10/1/19	980,000		1,004,500	(a)
GameStop Corp., Senior Notes	6.750%	3/15/21	700,000		724,500	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	1,710,000		1,513,350	(a)
L Brands Inc., Senior Notes	6.875%	11/1/35	590,000		646,050
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	650,000		702,812

Total Specialty Retail					4,591,212

Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	180,000		185,625	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	650,000		667,875	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,040,000		1,089,400

Total Textiles, Apparel & Luxury Goods					1,942,900

TOTAL CONSUMER DISCRETIONARY					55,878,357

CONSUMER STAPLES - 5.1%
Beverages - 1.2%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,110,000		1,040,625	(a)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	440,000		468,050
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,300,000		1,413,750
Constellation Brands Inc., Senior Notes	4.750%	12/1/25	380,000		412,300
DS Services of America Inc., Secured Notes	10.000%	9/1/21	870,000		974,400	(a)

Total Beverages					4,309,125

Food & Staples - 0.2%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	620,000		640,150	(a)

Food & Staples Retailing - 0.3%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,280,000		1,220,800	(a)

Food Products - 2.3%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	830,000	GBP	998,346	(c)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	500,000		508,750	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	2,240,000		2,300,480	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food Products - (continued)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,070,000		$1,107,450	(a)
Post Holdings Inc., Senior Notes	5.000%	8/15/26	1,030,000		1,027,425	(a)
R&R Ice Cream PLC, Senior Secured Notes	8.250%	5/15/20	1,080,000	AUD	868,316	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,280,000		1,280,000	(a)

Total Food Products					8,090,767

Household Products - 0.6%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	550,000		591,250
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,240,000		1,345,400

Total Household Products					1,936,650

Tobacco - 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,970,000		1,679,425

TOTAL CONSUMER STAPLES					17,876,917

ENERGY - 15.8%
Energy Equipment & Services - 0.7%
CGG, Senior Notes	6.500%	6/1/21	870,000		428,475
CGG, Senior Notes	6.875%	1/15/22	1,120,000		576,800
Ensco PLC, Senior Notes	4.700%	3/15/21	110,000		98,945
Ensco PLC, Senior Notes	5.750%	10/1/44	700,000		430,979
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	200,000		165,000	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	890,000		669,725

Total Energy Equipment & Services					2,369,924

Oil, Gas & Consumable Fuels - 15.1%
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,600,000		912,000	*(d)(g)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	660,000		648,450	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	860,000		989,000	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	190,000		178,600
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	460,000		424,350
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	1,110,000		940,725
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	210,000		179,550
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,260,000		1,064,700
DCP Midstream LLC, Senior Notes	6.750%	9/15/37	460,000		456,550	(a)
Ecopetrol SA, Senior Notes	5.375%	6/26/26	1,380,000		1,439,961
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,000,000		1,844,600
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.125%	6/15/19	280,000		287,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	850,000		885,062
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	1,570,000		1,750,550	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	600,000		598,500
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,900,000		1,752,750	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.000%	8/1/24	280,000		291,200	(a)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	1,880,000		1,951,684	(a)
Magnum Hunter Resources Corp. Escrow	—	—	2,000,000		0	*(d)(e)(h)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	450,000		369,563	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	540,000		429,975	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	480,000		381,600	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	950,000		539,125	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	250,000		272,500	(a)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	630,000		604,800
Pacific Exploration and Production Corp., Senior Notes	12.000%	12/22/16	1,000,000		1,012,500
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	840,000		160,650	*(c)(g)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	2,750,000	$2,466,750	(d)
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	4,370,000	3,879,249	(d)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,450,000	2,084,950	(d)
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	4,600,000	1,977,540	(c)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,710,000	1,749,073
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,750,000	1,710,625
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	1,600,000	1,748,259	(c)
QEP Resources Inc., Senior Notes	5.250%	5/1/23	950,000	940,500
Range Resources Corp., Senior Notes	5.000%	3/15/23	110,000	108,075	(a)
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	540,000	572,400	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	170,000	181,475	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	520,000	538,200	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	700,000	756,875
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	270,000	277,425	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,310,000	1,159,350	(d)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	30,000	24,225	(d)
SM Energy Co., Senior Notes	5.000%	1/15/24	510,000	481,950
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	740,000	769,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	200,000	191,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	537,000	558,480
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	250,000	250,938	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	270,000	272,363	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	110,000	115,088
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	320,000	344,800
Ultrapar Internationl SA, Senior Notes	5.250%	10/6/26	1,020,000	1,017,450	(a)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	1,420,000	1,334,800
Williams Cos. Inc., Debentures	7.500%	1/15/31	790,000	904,550
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000	419,250
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	430,000	440,556
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	490,000	507,150
WPX Energy Inc., Senior Notes	6.000%	1/15/22	350,000	351,094
WPX Energy Inc., Senior Notes	8.250%	8/1/23	580,000	626,400
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	1,520,000	1,700,120	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	2,000,000	2,199,400	(a)

Total Oil, Gas & Consumable Fuels				53,026,405

TOTAL ENERGY				55,396,329

FINANCIALS - 6.9%
Banks - 3.9%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	630,000	683,156	(f)(i)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,050,000	1,167,469
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	720,000	719,100	(a)(f)(i)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,070,000	1,139,550
CIT Group Inc., Senior Notes	5.000%	8/1/23	460,000	488,175
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	150,000	154,313	(f)(i)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	420,000	428,967	(f)(i)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	780,000	829,510	(a)(f)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	270,000	266,288	(f)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	620,000	620,316	(f)(i)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	670,000	690,737
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	570,000	559,312	(f)(i)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,680,000		$1,753,482
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	510,000		580,721
Santander UK Group Holdings PLC, Junior Subordinated Bonds	7.375%	6/24/22	640,000	GBP	821,033	(c)(f)(i)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	2,510,000		2,538,237	(c)(f)

Total Banks					13,440,366

Capital Markets - 0.5%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	440,000		466,586
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	820,000		832,300	(a)
Double Eagle Acquisition Subordinated Inc., Senior Notes	7.500%	10/1/24	440,000		449,350	(a)

Total Capital Markets					1,748,236

Consumer Finance - 0.7%
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	660,000		709,500
Navient Corp., Senior Notes	6.625%	7/26/21	470,000		474,700
Navient Corp., Senior Notes	5.875%	10/25/24	720,000		658,800
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	910,000		682,500	(a)

Total Consumer Finance					2,525,500

Diversified Financial Services - 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,050,000		1,106,437
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	910,000	EUR	1,052,915	(c)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	360,000		391,050
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	900,000		1,109,250
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	290,000		322,263
Nationwide Building Society, Junior Subordinated Notes	6.875%	6/20/19	540,000	GBP	669,926	(c)(f)(i)

Total Diversified Financial Services					4,651,841

Insurance - 0.5%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	600,000		603,000	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	350,000	GBP	463,632	(c)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	820,000		686,750

Total Insurance					1,753,382

TOTAL FINANCIALS					24,119,325

HEALTH CARE - 4.3%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	660,000		633,600	(a)

Health Care Equipment & Supplies - 0.8%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	690,000		643,425	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	750,000		736,875	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	770,000		729,575
Kinetic Concepts Inc./KCI USA Inc., Senior Secured Notes	7.875%	2/15/21	680,000		737,800	(a)

Total Health Care Equipment & Supplies					2,847,675

Health Care Providers & Services - 2.9%
BioScrip Inc., Senior Notes	8.875%	2/15/21	450,000		423,000
Centene Corp., Senior Notes	5.625%	2/15/21	470,000		499,375
Centene Corp., Senior Notes	4.750%	5/15/22	830,000		861,125
Centene Corp., Senior Notes	6.125%	2/15/24	190,000		206,625
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	1,630,000		1,719,650	(a)
HCA Inc., Senior Bonds	5.375%	2/1/25	250,000		258,438

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Notes	7.500%	2/15/22	300,000		$345,000
HCA Inc., Senior Notes	5.875%	2/15/26	1,110,000		1,184,925
HCA Inc., Senior Secured Notes	5.250%	4/15/25	630,000		673,313
HCA Inc., Senior Secured Notes	5.250%	6/15/26	130,000		138,450
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	800,000		728,000
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	330,000		355,575	(a)
Synlab Bondco PLC, Senior Secured Notes	6.250%	7/1/22	220,000	EUR	262,706	(a)
Synlab Unsecured Bondco PLC, Senior Bonds	8.250%	7/1/23	480,000	EUR	576,952	(c)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	350,000		351,750
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	570,000		531,525
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,130,000		1,081,975

Total Health Care Providers & Services					10,198,384

Pharmaceuticals - 0.4%
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,080,000		928,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	370,000		320,975	(a)

Total Pharmaceuticals					1,249,775

TOTAL HEALTH CARE					14,929,434

INDUSTRIALS - 7.8%
Aerospace & Defense - 0.8%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,780,000		1,744,400	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,170,000		1,181,700

Total Aerospace & Defense					2,926,100

Air Freight & Logistics - 0.3%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	930,000		971,850	(a)

Airlines - 0.4%
America West Airlines, Pass-Through Certificates, Secured Notes	7.100%	4/2/21	628,982		683,232
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	506,400		530,454	(a)

Total Airlines					1,213,686

Building Products - 0.2%
Standard Industries Inc., Senior Notes	5.125%	2/15/21	240,000		253,200	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	350,000		367,500	(a)

Total Building Products					620,700

Commercial Services & Supplies - 1.7%
ADT Corp., Senior Secured Notes	6.250%	10/15/21	460,000		502,550
Garda World Security Corp., Senior Notes	7.250%	11/15/21	420,000		389,550	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	650,000		715,000	(a)
Paprec Holding, Senior Secured Bonds	5.250%	4/1/22	200,000	EUR	234,780	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	180,000	EUR	206,980	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000		2,085,000
West Corp., Senior Notes	5.375%	7/15/22	1,820,000		1,790,425	(a)

Total Commercial Services & Supplies					5,924,285

Construction & Engineering - 0.5%
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,111,791		1,033,966	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	370,000		372,775	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	900,000		382,500	*(a)(d)(g)

Total Construction & Engineering					1,789,241

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electrical Equipment - 0.5%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	440,000		$440,726	(a)
International Wire Group Inc., Senior Notes	10.750%	8/1/21	510,000		487,050	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	690,000		679,650	(a)
WESCO Distribution Inc., Senior Notes	5.375%	6/15/24	90,000		90,450	(a)

Total Electrical Equipment					1,697,876

Engineering & Construction - 0.2%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	530,000	EUR	524,972	(a)

Machinery - 1.2%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,760,000		1,808,400	(a)
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	850,000		669,375	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	1,620,000		1,696,950	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	110,000		90,200	(a)

Total Machinery					4,264,925

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,730,000		1,280,200	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,250,000		256,250	*(d)(g)

Total Marine					1,536,450

Road & Rail - 0.6%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,260,000		1,143,450	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	430,000		442,900	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	560,000		383,600

Total Road & Rail					1,969,950

Trading Companies & Distributors - 0.8%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	1,160,000		1,226,700	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,530,000		1,621,800

Total Trading Companies & Distributors					2,848,500

Transportation - 0.2%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,453,312		810,221	(a)(b)

TOTAL INDUSTRIALS					27,098,756

INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment, Instruments & Components - 0.1%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	240,000		243,900

Internet Software & Services - 0.4%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	800,000		858,000
Match Group Inc., Senior Notes	6.375%	6/1/24	460,000		501,975

Total Internet Software & Services					1,359,975

IT Services - 0.5%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	210,000		98,700	(a)(d)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,700,000		1,731,875	(a)

Total IT Services					1,830,575

Technology Hardware, Storage & Peripherals - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	5.875%	6/15/21	500,000		531,450	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	490,000		539,256	(a)

Total Technology Hardware, Storage & Peripherals					1,070,706

TOTAL INFORMATION TECHNOLOGY					4,505,156

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 7.8%
Chemicals - 1.2%
Axalta Coating Systems LLC, Senior Notes	4.875%	8/15/24	660,000	$677,738	(a)
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,440,000	1,528,200	(c)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	370,000	386,650	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	591,301	546,953	(a)(b)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	330,000	350,625	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	700,000	735,000	(a)

Total Chemicals				4,225,166

Construction Materials - 1.4%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	1,550,000	1,572,785	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	1,100,000	948,750	(a)
Eagle Materials Inc., Senior Notes	4.500%	8/1/26	680,000	690,252
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	750,000	568,125	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	280,000	212,100	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	840,000	873,600

Total Construction Materials				4,865,612

Containers & Packaging - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	400,000	415,000	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	280,000	299,600	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	760,000	792,300	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	390,000	400,725	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,230,000	1,371,450
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	7.000%	7/15/24	320,000	343,800	(a)

Total Containers & Packaging				3,622,875

Metals & Mining - 4.2%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	460,000	478,975	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,070,000	1,108,787	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	780,000	783,900	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	440,000	443,300	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	460,000	457,700	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	820,000	840,500	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	530,000	580,350
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	140,000	136,150	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,020,000	1,050,600
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	340,000	311,100
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	360,000	324,871
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	500,000	403,750
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,162,540	23,251	*(a)(d)(g)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	1,918	0	(a)(d)(e)(h)
MMC Norilsk Nickel OJSC via MMC Finance Ltd., Senior Notes	5.550%	10/28/20	1,055,000	1,132,806	(c)
MMC Norilsk Nickel OJSC via MMC Finance Ltd., Senior Notes	6.625%	10/14/22	1,530,000	1,734,249	(c)
Novelis Corp., Senior Notes	5.875%	9/30/26	620,000	636,275	(a)
Teck Resources Ltd., Senior Notes	3.000%	3/1/19	90,000	89,100
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	490,000	534,100	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	580,000	665,550	(a)
Vale SA, Senior Notes	5.625%	9/11/42	3,330,000	2,813,850

Total Metals & Mining				14,549,164

TOTAL MATERIALS				27,262,817

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Care Capital Properties LP, Senior Notes	5.125%	8/15/26	380,000		$380,667	(a)
Corrections Corp. of America, Senior Notes	4.125%	4/1/20	120,000		113,400
Corrections Corp. of America, Senior Notes	5.000%	10/15/22	580,000		527,800
Corrections Corp. of America, Senior Notes	4.625%	5/1/23	170,000		150,025
GEO Group Inc., Senior Notes	6.000%	4/15/26	760,000		649,800
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	930,000		983,475	(a)
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	700,000		703,500	(a)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	950,000		991,886	(c)

Total Equity Real Estate Investment Trusts (REITs)					4,500,553

Real Estate Management & Development - 1.3%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	1,680,000		1,745,100
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	770,000		816,731	(c)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,070,000		1,139,550	(a)
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	543,053	GBP	709,783	(c)

Total Real Estate Management & Development					4,411,164

TOTAL REAL ESTATE					8,911,717

TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 3.8%
CenturyLink Inc., Senior Notes	6.750%	12/1/23	480,000		501,000
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,540,000		1,593,900	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	770,000		806,575
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,090,000		828,400
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,010,000		1,017,575	(a)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	510,000		527,850	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,850,000		726,750	*(c)(g)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,570,000		400,350	*(a)(g)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	120,000		128,400
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,510,000		2,575,561	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	350,000		91,875	*(c)(g)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	2,060,000		2,079,879	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	200,000		204,500
Windstream Services LLC, Senior Notes	7.500%	6/1/22	1,510,000		1,457,150
Windstream Services LLC, Senior Notes	7.500%	4/1/23	580,000		556,800

Total Diversified Telecommunication Services					13,496,565

Wireless Telecommunication Services - 4.6%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	940,000		968,200	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,200,000		2,392,500	(a)
Digicel Ltd., Senior Notes	6.750%	3/1/23	690,000		612,375	(c)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,280,000		1,208,000
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	770,000		789,250
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,810,000		1,828,100
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,795,000		2,059,762
Sprint Corp., Senior Notes	7.875%	9/15/23	1,110,000		1,122,488
Sprint Corp., Senior Notes	7.625%	2/15/25	980,000		975,100
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	310,000		332,339
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	740,000		793,650
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	2,590,000		2,907,275	(a)

Total Wireless Telecommunication Services					15,989,039

TOTAL TELECOMMUNICATION SERVICES					29,485,604

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUN†		VALUE
UTILITIES - 1.9%
Electric Utilities - 1.2%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,397,000		$1,119,346
PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	1,690,000		1,753,375	(c)
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	1,300,000	EUR	1,548,867	(a)

Total Electric Utilities					4,421,588

Independent Power and Renewable Electricity Producers - 0.7%
AES Corp., Senior Notes	4.875%	5/15/23	1,030,000		1,050,600
Calpine Corp., Senior Notes	5.250%	6/1/26	580,000		588,700	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	974,294		746,553

Total Independent Power and Renewable Electricity Producers					2,385,853

TOTAL UTILITIES					6,807,441

TOTAL CORPORATE BONDS & NOTES (Cost - $271,056,657)					272,271,853

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	900,000		500,647	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.772%	8/15/48	700,000		478,238	(a)(f)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	800,000		458,202	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,585,311)					1,437,087

CONVERTIBLE BONDS & NOTES - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	690,000		759,000	(a)

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	620,000		620,000	(a)
Oasis Petroleum Inc., Senior Notes	2.625%	9/15/23	460,000		521,237

TOTAL ENERGY					1,141,237

INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices Inc., Senior Notes	2.125%	9/1/26	650,000		708,500

MATERIALS - 0.1%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	440,000		387,675

Metals & Mining - 0.0%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	635,696		44,499	(a)(d)

TOTAL MATERIALS					432,174

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,461,203)					3,040,911

SENIOR LOANS - 2.2%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,160,000		1,164,834	(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	11/12/21	890,000		$734,250	(j)(k)

Textiles, Apparel & Luxury Goods - 0.2%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	709,200		535,446	(j)(k)

TOTAL CONSUMER DISCRETIONARY					2,434,530

ENERGY - 0.5%
Energy Equipment & Services - 0.3%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	1,249,455		874,619	(d)(j)(k)

Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Term Loan	8.500%	8/23/21	560,000		588,280	(j)(k)
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	183,760		179,166	(d)(e)(j)(k)

Total Oil, Gas & Consumable Fuels					767,446

TOTAL ENERGY					1,642,065

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Boats Invest Netherlands, EUR Term Loan	11.000%	3/31/17	3,053,333	EUR	811,185	(d)(e)(j)(k)

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	694,557		681,823	(j)(k)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	933,333		928,667	(j)(k)

TOTAL HEALTH CARE					1,610,490

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	288,546		269,069	(d)(j)(k)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	985,000		886,500	(d)(j)(k)

TOTAL UTILITIES					1,155,569

TOTAL SENIOR LOANS (Cost - $10,880,929)					7,653,839

SOVEREIGN BONDS - 8.5%
Argentina - 3.5%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	1,240,000		1,353,460	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	2,310,000		2,590,087	(a)
Republic of Argentina, Senior Notes	6.875%	4/22/21	1,990,000		2,171,090	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,800,000		2,034,900	(a)
Republic of Argentina, Senior Notes	8.280%	12/31/33	2,635,831		3,037,796
Republic of Argentina, Senior Notes	7.625%	4/22/46	980,000		1,107,890	(a)

Total Argentina					12,295,223

Brazil - 0.4%
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	1,500,000		1,498,125

Costa Rica - 0.2%
Republic of Costa Rica, Notes	7.000%	4/4/44	710,000		760,588	(a)

Dominican Republic - 0.5%
Dominican Republic, Senior Notes	6.850%	1/27/45	1,640,000		1,845,000	(a)

Ecuador - 0.7%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,250,000		1,278,125	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	700,000		715,750	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	470,000		423,000	(c)

Total Ecuador					2,416,875

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.3%
Republic of Ghana, Bonds	10.750%	10/14/30	820,000		$960,101	(a)

Indonesia - 0.5%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	20,558,000,000	IDR	1,716,970

Ivory Coast - 0.3%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	891,000		878,392	(c)

Mexico - 0.5%
United Mexican States, Senior Bonds	6.500%	6/9/22	33,450,000	MXN	1,783,753

Russia - 1.0%
Russian Federal Bond, Bonds	8.150%	2/3/27	220,000,000	RUB	3,551,671

Sri Lanka - 0.2%
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	490,000		513,322	(c)

Venezuela - 0.4%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	1,000,000		496,000	(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,451,000		898,895	(c)

Total Venezuela					1,394,895

TOTAL SOVEREIGN BONDS (Cost - $27,948,826)					29,614,915

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.9%
U.S. Government Obligations - 4.9%
U.S. Treasury Notes	1.375%	9/30/20	4,170,000		4,220,332
U.S. Treasury Notes	1.125%	6/30/21	4,540,000		4,535,301
U.S. Treasury Notes	1.125%	8/31/21	6,000,000		5,994,612
U.S. Treasury Notes	1.625%	5/15/26	2,490,000		2,493,792

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $17,127,055)					17,244,037

			SHARES
COMMON STOCKS - 2.8%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			90,995		839,884	*(d)(e)

Media - 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6		146,386	*(d)

TOTAL CONSUMER DISCRETIONARY					986,270

ENERGY - 1.6%
Energy Equipment & Services - 1.1%
Hercules Offshore Inc.			24,992		43,236	*(d)
KCAD Holdings I Ltd.			395,216,044		3,754,553	*(d)(e)

Total Energy Equipment & Services					3,797,789

Oil, Gas & Consumable Fuels - 0.5%
Magnum Hunter Resources Corp.			103,339		1,291,737	*(d)
MWO Holdings LLC			670		649,900	(d)(e)

Total Oil, Gas & Consumable Fuels					1,941,637

TOTAL ENERGY					5,739,426

FINANCIALS - 0.5%
Banks - 0.5%
Citigroup Inc.			20,036		946,300
Wells Fargo & Co.			20,720		917,482

Total Financials					1,863,782

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY			SHARES	VALUE
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Physiotherapy Associates Holdings Inc. (Escrow)			17,200	$215,860	*(d)(e)

INDUSTRIALS - 0.3%
Marine - 0.3%
DeepOcean Group Holding AS			111,638	867,427	*(d)(e)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			4,561	0	*(a)(d)(e)(h)

TOTAL INDUSTRIALS				867,427

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			512,776	0	*(d)(e)(h)

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.			10,212	6	*(d)

TOTAL COMMON STOCKS (Cost - $12,534,023)				9,672,771

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Allergan PLC (Cost - $864,661)	5.500%		1,030	846,279

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Citigroup Capital XIII (Cost - $1,484,967)	7.122%		56,875	1,498,087	(f)

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84SAR (Cost - $212,096)		1/17/17	9,911,000	21,101

			WARRANTS
WARRANTS - 0.0%
Pacific Exploration and Production Corp. (Cost - $80,000)		10/24/16	25,000	80,000	*(d)(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $347,235,728)				343,380,880

			SHARES
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $6,070,691)	0.253%		6,070,691	6,070,691

TOTAL INVESTMENTS - 99.9% (Cost - $353,306,419#)				349,451,571
Other Assets in Excess of Liabilities - 0.1%				220,733

TOTAL NET ASSETS - 100.0%				$349,672,304

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Illiquid security.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	The coupon payment on these securities is currently in default as of September 30, 2016.

(h)	Value is less than $1.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$54,006,560	$1,871,797		$55,878,357
Energy	—	55,396,329	0	*	55,396,329
Materials	—	27,262,817	0	*	27,262,817
Other Corporate Bonds & Notes	—	133,734,350	—		133,734,350
Collateralized Mortgage Obligations	—	1,437,087	—		1,437,087
Convertible Bonds & Notes	—	3,040,911	—		3,040,911
Senior Loans:
Consumer Discretionary	—	1,700,280	734,250		2,434,530
Energy	—	588,280	1,053,785		1,642,065
Financials	—	811,185	—		811,185
Health Care	—	681,823	928,667		1,610,490
Utilities	—	269,069	886,500		1,155,569
Sovereign Bonds	—	29,614,915	—		29,614,915
U.S. Government & Agency Obligations	—	17,244,037	—		17,244,037
Common Stocks:
Consumer Discretionary	—	—	986,270		986,270
Energy	$43,236	1,291,737	4,404,453		5,739,426
Health Care	—	—	215,860		215,860
Industrials	—	—	867,427		867,427
Materials	—	—	0	*	0	*
Other Common Stocks	1,863,788	—	—		1,863,788
Convertible Preferred Stocks	846,279	—	—		846,279
Preferred Stocks	1,498,087	—	—		1,498,087
Purchased Options	—	21,101	—		21,101
Warrants	—	—	80,000		80,000

Total Long-Term Investments	$4,251,390	$327,100,481	$12,029,009		$343,380,880

Short-Term Investments†	$6,070,691	—	—		$6,070,691

Total Investments	$10,322,081	$327,100,481	$12,029,009		$349,451,571

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$351,501	—		$351,501

Total	$10,322,081	$327,451,982	$12,029,009		$349,803,072

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$74,348	—		$74,348

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		MATERIALS
Balance as of December 31, 2015	$1,729,574	—		$0	*
Accrued premiums/discounts	27,344	—		—
Realized gain (loss)	3,390	—		—
Change in unrealized appreciation (depreciation)[1]	108,841	—		—
Purchases	144,405	$0	*	—
Sales	(141,757)	—		—
Transfers into Level 3	—	—		—
Transfers out of Level 3	—	—		—

Balance as of September 30, 2016	$1,871,797	$0	*	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016[1]	$108,841	—		—

	SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	UTILITIES
Balance as of December 31, 2015	$1,382,603	$571,300	$1,293,575	$759,782	$818,813
Accrued premiums/discounts	8,218	1,023	11,838	909	1,786
Realized gain (loss)	419	3,630	(100,792)	1,417	128
Change in unrealized appreciation (depreciation)[1]	(116,144)	4,047	83,090	51,008	73,273
Purchases	—	—	1,149,696	—	—
Sales	(5,400)	(580,000)	(1,383,622)	(131,293)	(7,500)
Transfers into Level 3[2]	—	—	—	928,667	—
Transfers out of Level 3[3]	(535,446)	—	—	(681,823)	—

Balance as of September 30, 2016	$734,250	—	$1,053,785	$928,667	$886,500

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016[1]	$(162,760)	—	$83,415	—	$73,273

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	WARRANTS	TOTAL
Balance as of December 31, 2015	$185,521	$1,387,603	$1,427,600	$521,283	$31,014	—	$10,108,668
Accrued premiums/discounts	—	—	—	—	—	—	51,118
Realized gain (loss)	—	—	465,102	—	—	—	373,294
Change in unrealized appreciation (depreciation)[1]	800,749	2,347,350	61,853	346,144	(31,014)	—	3,729,197
Purchases	—	669,500	142,927	—	—	$80,000	2,186,528
Sales	—	—	(1,881,622)	—	—	—	(4,131,194)
Transfers into Level 3[2]	—	—	—	—	—	—	928,667
Transfers out of Level 3[3]	—	—	—	—	—	—	(1,217,269)

Balance as of September 30, 2016	$986,270	$4,404,453	$215,860	$867,427	$0 *	$80,000	$12,029,009

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016[1]	$800,749	$2,347,350	$72,933	$346,144	$(31,014)	—	$3,638,931

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 9/30/16 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$3,755	Market Approach	Enterprise Value Multiple Based Upon Revenue, Assets, EBITDA	0.76-17.79x	Increase
			Liquidity Discount	18.38%	Decrease

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,972,588
Gross unrealized depreciation	(23,827,436)

Net unrealized depreciation	$(3,854,848)

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	567,104	EUR	512,102	Bank of America N.A.	10/14/16	$(8,430)
USD	407,400	GBP	306,233	BNP Paribas	11/10/16	10,187
EUR	149,381	USD	167,903	Citibank N.A.	11/10/16	189
EUR	780,000	USD	881,308	Citibank N.A.	11/10/16	(3,609)
GBP	450,000	USD	588,804	Citibank N.A.	11/10/16	(5,112)
USD	835,645	AUD	1,104,613	Citibank N.A.	11/10/16	(9,102)
USD	3,419,817	GBP	2,558,632	Citibank N.A.	11/10/16	101,032
EUR	50,000	USD	56,483	Goldman Sachs Group Inc.	11/10/16	(220)
EUR	880,000	USD	982,941	Goldman Sachs Group Inc.	11/10/16	7,284
USD	3,938,656	EUR	3,502,755	Goldman Sachs Group Inc.	11/10/16	(2,839)
GBP	900,000	USD	1,198,719	UBS AG	11/10/16	(31,335)
GBP	1,500,000	USD	1,946,111	UBS AG	11/10/16	(471)
GBP	380,000	USD	506,126	UBS AG	11/10/16	(13,230)
USD	8,805,141	GBP	6,608,878	UBS AG	11/10/16	232,809

Total						$277,153

Abbreviations used in this table:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016